Commonwealth Australia/New Zealand Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS ( 98.13% ) Shares Fair Value
Australia ( 32.55%)
Biotech ( 2.81% )
CSL Ltd. 2,500 $ 463,017
Building Construction ( 1.17% )
Lendlease Group 27,267 192,919
Containers & Packaging ( 1.84% )
Brambles Ltd. 44,265 304,044
Environmental & Facilities Services ( 1.51% )
Cleanaway Waste Management
Ltd. 122,255 249,524
Exploration & Production ( 1.98% )
Senex Energy Ltd. 100,000 326,404
Food & Drug Stores ( 3.36% )
Coles Group Ltd. 48,170 553,304
Gas Utilities ( 2.47% )
APA Group 60,000 406,832
Health Care Facilities ( 2.03% )
Ramsay Health Care Ltd. 7,500 334,556
Health Care Services ( 4.65% )
Sonic Healthcare Ltd. 28,382 764,189
Integrated Electric Utilities ( 1.56% )
Origin Energy Ltd. 64,398 257,639
Internet Media & Services ( 1.21% )
Webjet Ltd.
(a)
57,000 199,506
IT Services ( 0.63% )
Appen Ltd. 15,000 103,534
Logistics Services ( 1.92% )
Qube Holdings Ltd. 153,645 317,012
Medical Devices ( 1.66% )
Cochlear Ltd. 2,000 274,213
Retail REITs ( 1.39% )
Scentre Group Ltd. 110,000 228,332
Wireless Telecommunications ( 2.36% )
Telstra Corp. Ltd. 140,000 389,114
Total Australia 5,364,139
New Zealand ( 65.58%)
Agricultural Producers ( 1.19% )
New Zealand King Salmon
Investments Ltd.
(a)
245,000 195,474

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (98.13%) - continued Shares Fair Value
Alcoholic Beverages ( 1.14% )
Delegat Group Ltd. 21,456 $ 187,948
Courier Services ( 5.00% )
Freightways Ltd. 103,540 824,715
Flow Control Equipment ( 3.54% )
Skellerup Holdings Ltd. 150,000 583,024
Food & Drug Stores ( 0.87% )
Green Cross Health Ltd. 181,796 143,084
Health Care Facilities ( 2.58% )
Ryman Healthcare Ltd. 40,000 261,632
Summerset Group Holdings Ltd. 20,244 163,221
424,853
Health Care Supply Chain ( 0.78% )
AFT Pharmaceuticals Ltd.
(a)
46,000 128,972
Home Products Stores ( 4.36% )
Briscoe Group Ltd. 183,520 718,083
Life Science & Diagnostics ( 3.47% )
Pacific Edge Ltd.
(a)
800,000 571,726
Lodging ( 2.73% )
Millennium & Copthorne Hotels
New Zealand Ltd.
(a)
300,000 449,540
Logistics Services ( 6.70% )
Mainfreight Ltd. 20,000 1,103,973
Measurement Instruments ( 2.68% )
ikeGPS Group Ltd.
(a)
831,366 442,398
Multi Asset Class Owners & Developers ( 2.05% )
Marsden Maritime Holdings Ltd. 81,425 337,423
P&C Insurance ( 0.85% )
Turners Automotive Group Ltd. 50,000 139,305
Packaged Food ( 1.10% )
Sanford Ltd. 60,000 181,740
Power Generation ( 6.33% )
Infratil Ltd. 208,975 1,043,229
Real Estate Services ( 2.06% )
Arvida Group Ltd. 303,909 340,205
Residential Owners & Developers ( 0.14% )
Winton Land Ltd.
(a)
10,000 23,695
Transport Operations & Services ( 15.93% )
Port of Tauranga Ltd. 55,000 233,777
South Port New Zealand Ltd. 449,389 2,393,002
2,626,779

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (98.13%) - continued Shares Fair Value
Wireline Telecommunications ( 2.08% )
Spark New Zealand Ltd. 120,000 $ 343,079
Total New Zealand 10,809,245
Total Common Stocks (Cost $9,041,764) 16,173,384
MONEY MARKET FUNDS ( 0.55% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.03%
(b)
91,270 91,270
Total Money Market Funds (Cost $91,270) 91,270
Total Investments — 98.68%
    (Cost $9,133,034) 16,264,654
Other Assets in Excess of Liabilities (1.32%) 216,756
NET ASSETS — 100.00% $ 16,481,410
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS ( 93.03% ) Shares Fair Value
Egypt ( 3.08%)
Banks ( 1.65% )
Commercial International Bank
Egypt SAE
(a)
16,333 $ 52,836
Other Commercial Support Services ( 1.43% )
Integrated Diagnostics Holdings
PLC 34,800 45,639
Total Egypt 98,475
Germany ( 0.20%)
Advertising & Marketing ( 0.20% )
Jumia Technologies AG - ADR
(a)
730 6,388
South Africa ( 87.06%)
Agricultural Producers ( 3.19% )
Astral Foods Ltd. 4,000 44,586
Crookes Brothers Ltd. 10,000 24,384
Oceana Group Ltd. 8,862 33,035
102,005
Airlines ( 0.00% )
Comair Ltd.
(a)(b)
227,570 —
Automotive Retailers ( 4.67% )
Barloworld Ltd. 4,300 37,239
Bidvest Group Ltd. 4,167 51,096
Motus Holdings Ltd. 8,000 60,846
149,181
Banks ( 18.90% )
Capitec Bank Holdings Ltd. 3,000 394,981
FirstRand Ltd. 14,300 57,651
Nedbank Group Ltd. 4,000 49,783
Standard Bank Group Ltd. - ADR 10,200 101,388
603,803
Basic & Diversified Chemicals ( 2.24% )
Sasol Ltd. - ADR
(a)
3,200 71,424
Building Construction ( 1.02% )
Wilson Bayly Holmes- Ovcon Ltd. 4,500 32,596
Cable & Satellite ( 1.16% )
MultiChoice Group Ltd. 4,500 36,911
Coal Mining ( 1.02% )
Exxaro Resources Ltd. 3,000 32,458
Food & Beverage Wholesalers ( 2.14% )
Bid Corp. Ltd. 3,167 68,455
Food & Drug Stores ( 3.84% )
Shoprite Holdings Ltd. - ADR 9,000 122,670

Africa Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (93.03%) - continued Shares Fair Value
Home & Office Product Wholesalers ( 1.76% )
Alviva Holdings Ltd. 50,700 $ 56,290
Infrastructure Construction ( 1.26% )
Murray & Roberts Holdings
Ltd.
(a)
45,000 40,080
Institutional Brokerage ( 1.51% )
Coronation Fund Managers Ltd. 14,500 48,309
Internet Media & Services ( 3.54% )
Naspers Ltd., N Shares
(a)
700 113,166
Investment Companies ( 1.78% )
PSG Group Ltd.
(a)
10,400 56,692
Life & Health Insurance ( 1.43% )
Momentum Metropolitan
Holdings 35,000 45,812
Life Insurance ( 4.79% )
Clientele Ltd. 90,000 61,704
Discovery Ltd.
(a)
9,000 90,960
152,664
Marine Shipping ( 1.34% )
Grindrod Ltd.
(a)
140,000 42,643
Paper & Pulp Mills ( 1.41% )
Sappi Ltd.
(a)
16,000 44,869
Precious Metals ( 16.09% )
Anglo American Platinum Ltd. 1,000 121,178
AngloGold Ashanti Ltd. - ADR 3,000 55,740
Gold Fields Ltd. - ADR 8,700 92,220
Impala Platinum Holdings Ltd. 12,500 192,731
Sibanye Stillwater Ltd. 14,000 52,189
514,058
Renewable Energy Project Developers ( 1.82% )
Renergen Ltd.
(a)
25,000 58,181
Self-Storage Owners & Developers ( 1.79% )
Stor -Age Property REIT Ltd. 60,000 57,063
Specialty & Generic Pharmaceuticals ( 1.27% )
Aspen Pharmacare Holdings Ltd. 3,000 40,421
Specialty Apparel Stores ( 1.25% )
Mr. Price Group Ltd. 3,000 39,888
Wealth Management ( 1.12% )
Alexander Forbes Group
Holdings Ltd. 130,000 35,877
Wireless Telecommunications ( 6.72% )
MTN Group Ltd. - ADR
(a)
12,500 156,875

Africa Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (93.03%) - continued Shares Fair Value
Wireless Telecommunications (6.72%) - continued
Vodacom Group Ltd. 6,000 $ 57,599
214,474
Total South Africa 2,779,990
United Kingdom ( 2.69%)
Health Care Facilities ( 1.29% )
Mediclinic International Ltd.
(a)
9,562 41,251
Precious Metals ( 1.40% )
Endeavour Mining PLC 2,000 44,520
Total United Kingdom 85,771
Total Common Stocks (Cost $2,611,459) 2,970,624
EXCHANGE-TRADED FUNDS ( 3.39% )
Global X MSCI Nigeria ETF 11,100 108,225
Total Exchange-Traded Funds (Cost $169,505) 108,225
MONEY MARKET FUNDS ( 2.40% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.03%
(c)
76,640 76,640
Total Money Market Funds (Cost $76,640) 76,640
Total Investments — 98.82%
    (Cost $2,857,604) 3,155,489
Other Assets in Excess of Liabilities (1.18%) 37,522
NET ASSETS — 100.00% $ 3,193,011
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.00% of the Fund's net assets.
(c) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

Commonwealth Japan Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS ( 95.19% ) Shares Fair Value
Japan ( 95.19% )
Advertising & Marketing ( 0.83% )
Direct Marketing MiX , Inc. 4,200 $ 51,746
Alcoholic Beverages ( 1.79% )
Kirin Holdings Co. Ltd. 7,000 112,194
Auto Parts ( 1.43% )
DENSO Corp. 1,200 89,558
Automotive Wholesalers ( 1.30% )
Toyota Tsusho Corp. 2,000 81,105
Basic & Diversified Chemicals ( 1.53% )
Mitsubishi Gas Chemical Co.,
Inc. 5,000 95,774
Building Construction ( 2.48% )
Kajima Corp. 12,850 155,193
Building Maintenance Services ( 1.13% )
Taihei Dengyo Kaisha Ltd. 3,000 71,005
Commercial & Residential Building Equipment & Systems
( 3.36% )
Daikin Industries Ltd. 1,000 209,939
Commercial Finance ( 5.03% )
Kyushu Leasing Service Co. Ltd. 13,000 67,119
ORIX Corp. 12,000 247,519
314,638
Consumer Electronics ( 1.96% )
Sony Group Corp. - ADR 1,100 122,826
Courier Services ( 2.37% )
Yamato Holdings Co. Ltd. 7,000 149,056
Diversified Industrials ( 2.08% )
Hitachi Ltd. 2,500 129,937
Electrical Power Equipment ( 2.57% )
Meidensha Corp. 7,600 161,069
Electronics Components ( 5.51% )
Murata Manufacturing Co. Ltd. 1,000 75,181
Nidec Corp. 1,400 124,079
Taiyo Yuden Co. Ltd. 3,000 145,710
344,970
Factory Automation Equipment ( 1.90% )
FANUC Corp. 600 118,646
Food & Beverage Wholesalers ( 2.20% )
ITOCHU Corp. - ADR 1,400 89,831
Yamae Group Holdings Co. Ltd.
(a)
5,200 47,339
137,170

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (95.19%) - (continued) Shares Fair Value
Japan ( 95.19%)
Food & Drug Stores ( 2.34% )
Sugi Holdings Company Ltd. 2,500 $ 146,658
Health Care Supplies ( 4.96% )
Hoya Corp. 2,400 311,195
Home Products Stores ( 1.83% )
Nitori Holdings Co. Ltd. 800 114,607
Infrastructure Construction ( 0.58% )
Takada Corp. 6,000 36,149
IT Services ( 2.99% )
INES Corp. 5,000 65,202
Otsuka Corp. 3,000 121,727
186,929
Life Insurance ( 6.32% )
Dai-ichi Life Insurance Co. Ltd. 11,000 247,598
T&D Holdings, Inc. 10,000 147,779
395,377
Logistics Services ( 3.01% )
Kintetsu World Express, Inc. 4,000 99,512
Nippon Express Holdings Co.
Ltd. 1,500 88,893
188,405
Mass Merchants ( 1.37% )
Aeon Kyushu Co. Ltd. 4,500 85,752
Medical Devices ( 9.28% )
Asahi Intecc Co. Ltd. 18,000 307,090
Terumo Corp. 7,500 273,772
580,862
Multi Asset Class Owners & Developers ( 3.88% )
Mitsui Fudosan Company Ltd. 3,000 64,310
Sumitomo Realty & Development
Co. Ltd. 4,000 123,758
Tokyu Fudosan Holdings Corp. 10,000 54,780
242,848
Other Machinery & Equipment ( 1.55% )
Makita Corp. 2,600 97,298
Personal Care Products ( 4.50% )
Kao Corp. 1,000 49,970
Unicharm Corp. 6,000 231,855
281,825
Specialty Apparel Stores ( 3.76% )
Fast Retailing Co. Ltd. 400 235,380
Specialty Chemicals ( 4.80% )
JSR Corp. 3,000 99,442

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (95.19%) - (continued) Shares Fair Value
Japan ( 95.19%)
Specialty Chemicals (4.80%) - continued
Shin-Etsu Chemical Co. Ltd. 1,200 $ 200,766
300,208
Transit Services ( 6.55% )
Daiichi Koutsu Sangyo Co. Ltd. 7,200 45,456
East Japan Railway Co. 1,500 85,652
Hankyu Hanshin Holdings, Inc. 4,400 128,131
Keikyu Corp. 6,500 66,525
Tobu Railway Co. Ltd. 3,600 84,321
410,085
Total Common Stocks (Cost $3,790,881) 5,958,404
MONEY MARKET FUNDS ( 3.99% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.03%
(b)
249,459 249,459
Total Money Market Funds (Cost $249,459) 249,459
Total Investments — 99.18%
    (Cost $4,040,340) 6,207,863
Other Assets in Excess of Liabilities (0.82%) 51,334
NET ASSETS — 100.00% $ 6,259,197
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt

Commonwealth Global Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS ( 99.96% ) Shares Fair Value
Brazil ( 0.49% )
Data & Transaction Processors ( 0.49% )
Pagseguro Digital Ltd., Class A
(a)
4,000 $ 90,480
Chile ( 1.29% )
Alcoholic Beverages ( 1.29% )
Cia Cervecerias Unidas SA - ADR 14,401 240,065
Denmark ( 1.86% )
Banks ( 0.79% )
Danske Bank A/S - ADR 15,000 146,250
Large Pharmaceuticals ( 1.07% )
Novo Nordisk A/S - ADR 2,000 199,740
Total Denmark 345,990
France ( 3.27% )
Basic & Diversified Chemicals ( 3.27% )
Arkema SA - ADR 4,130 609,753
Germany ( 4.21% )
Automobiles ( 1.24% )
Porsche Automobil Holding SE
- ADR 25,000 231,750
Diversified Industrials ( 2.97% )
Siemens AG - ADR 7,000 552,580
Total Germany 784,330
India ( 2.95% )
Banks ( 2.95% )
HDFC Bank Ltd. - ADR 8,000 549,040
Israel ( 3.71% )
Application Software ( 3.71% )
NICE-Systems Ltd. - ADR
(a)
2,700 691,362
Japan ( 6.18% )
Consumer Electronics ( 3.00% )
Sony Group Corp. - ADR 5,000 558,300
Electronics Components ( 2.49% )
Nidec Corp. - ADR 21,000 463,260
Food & Beverage Wholesalers ( 0.69% )
ITOCHU Corp. - ADR 2,000 128,330
Total Japan 1,149,890
Mexico ( 1.01% )
Wireless Telecommunications ( 1.01% )
Américan Móvil S.A.B. de C.V.,
Class L - ADR 10,000 188,600

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (99.96%) - (continued) Shares Fair Value
Norway ( 2.69% )
P&C Insurance ( 2.69% )
Gjensidige Forsikring ASA - ADR 20,000 $ 501,400
Panama ( 1.35% )
Airlines ( 1.35% )
Copa Holdings, SA, Class A
(a)
3,000 250,740
South Africa ( 1.76% )
Food & Drug Stores ( 1.76% )
Shoprite Holdings Ltd. - ADR 24,000 327,120
Switzerland ( 6.42% )
Large Pharmaceuticals ( 3.13% )
Roche Holding AG - ADR 12,000 583,080
Packaged Food ( 3.29% )
Nestlé SA - ADR 4,750 613,415
Total Switzerland 1,196,495
Taiwan Province of China
( 1.16% )
Semiconductor Manufacturing ( 1.16% )
United Microelectronics Corp.
- ADR 22,000 216,260
United Kingdom ( 11.02% )
Alcoholic Beverages ( 3.07% )
Diageo PLC - ADR 2,800 571,060
Large Pharmaceuticals ( 4.56% )
AstraZeneca PLC - ADR 8,000 465,680
GlaxoSmithKline PLC - ADR 8,500 380,970
846,650
Personal Care Products ( 2.48% )
Unilever PLC - ADR 9,000 462,510
Publishing ( 0.91% )
Pearson PLC - ADR 20,000 170,000
Total United Kingdom 2,050,220
United States ( 50.59% )
Auto Parts ( 3.04% )
Miller Industries, Inc. 18,000 566,460
Automotive Retailers ( 3.56% )
Group 1 Automotive, Inc. 3,900 662,259
Communications Equipment ( 5.43% )
Apple, Inc. 5,800 1,013,724
Computer Hardware & Storage ( 3.72% )
NetApp, Inc. 8,000 692,080

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (99.96%) - (continued) Shares Fair Value
United States ( 50.59%)
Construction & Mining Machinery ( 1.30% )
Caterpillar, Inc. 1,200 $ 241,872
Consumer Finance ( 0.46% )
Synchrony Financial 2,000 85,180
Containers & Packaging ( 1.68% )
Amcor PLC 26,000 312,260
Courier Services ( 1.98% )
FedEx Corp. 1,500 368,790
Diversified Banks ( 1.68% )
JPMorgan Chase & Co. 2,100 312,060
Film & TV ( 2.31% )
Walt Disney Co. (The)
(a)
3,000 428,910
Infrastructure Software ( 2.51% )
Microsoft Corp. 1,500 466,470
Integrated Oils ( 2.47% )
Chevron Corp. 3,500 459,655
Life Science & Diagnostics ( 4.99% )
Thermo Fisher Scientific, Inc. 1,600 930,080
Medical Equipment ( 1.43% )
Dentsply Sirona, Inc. 5,000 267,100
Personal Care Products ( 3.02% )
Procter & Gamble Co. (The) 3,500 561,575
Rail Freight ( 4.08% )
Norfolk Southern Corp. 2,800 761,572
Semiconductor Devices ( 4.06% )
Intel Corp. 3,500 170,870
Skyworks Solutions, Inc. 4,000 586,080
756,950
Video Games ( 1.42% )
Electronic Arts, Inc. 2,000 265,320
Wireless Telecommunications ( 1.45% )
KVH Industries, Inc.
(a)
30,000 270,000
Total United States 9,422,317
Total Common Stocks (Cost $9,057,933) 18,614,062
MONEY MARKET FUNDS ( 0.04% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.03%
(b)
6,573 6,573
Total Money Market Funds (Cost $6,573) 6,573

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
Total Investments — 100.00%
    (Cost $9,064,506) $ 18,620,635
Other Assets in Excess of Liabilities (0.00%) 390
NET ASSETS — 100.00% $ 18,621,025
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt

Commonwealth Real Estate Securities Fund
Schedule of Investments
January 31, 2022 - (Unaudited)
COMMON STOCKS ( 99.07% ) Shares Fair Value
Agricultural Producers ( 0.64% )
BrasilAgro - Company Brasileira
de Propriedades Agricolas
- ADR 17,432 $ 91,518
Banks ( 3.69% )
FS Bancorp, Inc. 8,632 286,755
Harleysville Financial Corp. 8,675 240,731
527,486
Building Construction ( 1.41% )
Kajima Corp. - ADR 10,000 119,250
Lendlease Group - ADR 11,900 82,943
202,193
Building Materials ( 9.51% )
James Hardie Industries PLC
- ADR 25,000 832,999
Tecnoglass , Inc. 25,634 528,060
1,361,059
Cement & Aggregates ( 4.46% )
Cemex S.A.B. de C.V. - ADR
(a)
30,000 183,600
CRH PLC - ADR 3,000 151,230
Summit Materials, Inc., Class A
(a)
8,535 303,505
638,335
Commercial & Residential Building Equipment & Systems
( 3.37% )
Lennox International, Inc. 1,700 482,154
Data Center REITs ( 7.78% )
CyrusOne , Inc. 5,200 467,220
Digital Realty Trust, Inc. 3,368 502,607
Equinix , Inc. 200 144,980
1,114,807
Health Care REITs ( 2.23% )
Ventas, Inc. 2,750 145,805
Welltower , Inc. 2,000 173,260
319,065
Home Products Stores ( 4.93% )
Kingfisher PLC - ADR 10,000 89,100
Lowe's Cos., Inc. 2,600 617,110
706,210
Homebuilding ( 7.66% )
D.R. Horton, Inc. 5,000 446,100
Lennar Corp., Class A 4,000 384,440
NVR, Inc.
(a)
50 266,361
1,096,901
Hotels Resorts & Cruise Lines ( 2.84% )
InterContinental Hotels Group
PLC - ADR
(a)
6,103 406,704

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (99.07%) - continued Shares Fair Value
Industrial Machinery ( 1.72% )
Techtronic Industries Company
Ltd. - ADR 3,000 $ 246,750
Industrial REITs ( 6.18% )
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 7,600 315,248
Prologis, Inc. 2,000 313,640
STAG Industrial, Inc. 6,000 256,380
885,268
Infrastructure REITs ( 11.48% )
American Tower Corp., Class A 2,500 628,750
Crown Castle International Corp. 2,000 365,020
SBA Communications Corp.,
Class A 2,000 650,880
1,644,650
Mortgage Finance ( 2.34% )
Finance of America Cos., Inc.,
Class A
(a)
30,000 111,900
Ladder Capital Corp. 18,804 223,580
335,480
Mortgage REITs ( 1.03% )
Ares Commercial Real Estate
Corp. 10,000 146,900
Multi Asset Class REITs ( 3.45% )
Washington Real Estate
Investment Trust 6,000 147,720
WP Carey, Inc. 4,470 346,872
494,592
Office REITs ( 5.80% )
Alexandria Real Estate Equities,
Inc. 2,850 555,294
Boston Properties, Inc. 2,450 274,596
829,890
Residential Owners & Developers ( 1.01% )
Cyrela Brazil Realty SA - ADR 44,000 144,980
Retail Owners & Developers ( 0.23% )
IRSA Propiedades Comerciales
SA - ADR
(a)
13,486 32,232
Retail REITs ( 4.23% )
Kite Realty Group Trust 9,000 187,920
National Retail Properties, Inc. 4,000 177,520
STORE Capital Corp. 7,600 240,996
606,436
Self-Storage REITs ( 5.14% )
Extra Space Storage, Inc. 2,500 495,475
Global Self Storage, Inc. 39,000 239,850
735,325

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2022 - (Unaudited)
COMMON STOCKS (99.07%) - continued Shares Fair Value
Specialized REITs ( 6.09% )
Charter Hall Education Trust 90,263 $ 245,023
Gladstone Land Corp. 9,700 295,656
Iron Mountain, Inc. 7,200 330,624
871,303
Transport Operations & Services ( 1.85% )
Grupo Aeroportuario del Sureste
S.A.B. de C.V. - ADR 1,300 264,108
Total Common Stocks (Cost $7,442,357) 14,184,346
MONEY MARKET FUNDS ( 0.96% )
Federated Hermes Government Obligations Fund, Institutional
Class, 0.03%
(b)
136,889 136,889
Total Money Market Funds (Cost $136,889) 136,889
Total Investments — 100.03%
    (Cost $7,579,246) 14,321,235
Liabilities in Excess of Other Assets (-0.03%) (4,521)
NET ASSETS — 100.00% $ 14,316,714
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2022.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust